Capital Stock and Changes in Capital Accounts, Series C Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 12, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Preferred Stock [Abstract]
Threshold beneficial ownership percentage		49.00%
Preferred stock, shares issued (in shares)		536,342		533,136
Preferred stock, shares outstanding (in shares)		536,342		533,136
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share)		$ 1,000
Preferred stock, dividend rate		8.00%
Consecutive trading day period		10 days
Preferred stock, shares issued (in shares)		12,185
Preferred stock, shares outstanding (in shares)		12,185
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01
Dividends [Abstract]
Dividend declared		$ 446	$ 327
Dividend paid		379	260
Series C Preferred Stock [Member] | Dividends Declared in 2025 [Member]
Dividends [Abstract]
Dividend paid		202
Series C Preferred Stock [Member] | Dividends Declared in Late 2024 [Member]
Dividends [Abstract]
Dividend paid		$ 177
Series C Preferred Stock [Member] | Dividends Declared in 2024 [Member]
Dividends [Abstract]
Dividend paid			150
Series C Preferred Stock [Member] | Dividends Declared in Late 2023 [Member]
Dividends [Abstract]
Dividend paid			$ 110
Series C Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Abstract]
Preferred stock, conversion price (in dollars per share)		$ 32,500
Series C Preferred Stock [Member] | Amended and Restated Equity Incentive Plan [Member]
Preferred Stock [Abstract]
Awards granted (in shares)		3,332
Unvested awards outstanding (in shares)		4,998		4,998
Series C Preferred Stock [Member] | Amended and Restated Equity Incentive Plan [Member] | Restricted Stock [Member]
Preferred Stock [Abstract]
Awards granted (in shares)	3,332